Financial Instruments - Summary Of Contingent Consideration (Detail) ₨ in Millions	12 Months Ended
Mar. 31, 2021 INR (₨)
Contingent Consideration [Abstract]
Balance at the beginning of the year	₨ 0
Additions (Refer to note 7)	(2,293)
Finance expense recognized in statement of income	(25)
Gain/(loss) recognized in foreign currency translation reserve	25
Balance at the end of the year	₨ (2,293)